Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 26,372,068	$ 26,947,183
Cost of revenues
Total cost of revenues	20,512,460	20,371,994
Gross profit	5,859,608	6,575,189
Operating expenses
Sales and marketing expenses	8,759,104	8,100,026
General and administrative expenses	2,325,278	2,786,747
Total operating expenses	11,084,382	10,886,773
Loss from operations	(5,224,774)	(4,311,584)
Other income (expenses), net
Interest income	178,181	127,142
Interest expenses	(11,509)	(385,524)
Amortization of financing cost		(623,801)
Other (expenses) income, net	(2,887,547)	274
Total other expenses, net	(2,720,875)	(881,909)
Loss before income taxes	(7,945,649)	(5,193,493)
Income tax expense
Net loss	(7,945,649)	(5,193,493)
Including:
Net loss attributable to the Company’s shareholders	(7,945,649)	(5,169,892)
Net loss attributable to non-controlling interests		(23,601)
Net loss	(7,945,649)	(5,193,493)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(856,181)	687,989
Total comprehensive loss	$ (8,801,830)	$ (4,505,504)
Net loss per ordinary share - basic (in Dollars per share)	$ (0.95)	$ (19.62)
Net loss per ordinary share - diluted (in Dollars per share)	$ (0.95)	$ (19.62)
Weighted average number of ordinary shares outstanding - basic (in Shares)	8,402,287	263,473	[1]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	8,402,293	263,479	[1]
Installation and maintenance
Revenues
Total revenues	$ 16,896,126	$ 15,151,510
Cost of revenues
Total cost of revenues	12,510,940	11,201,726
Housekeeping
Revenues
Total revenues	8,609,890	7,836,579
Cost of revenues
Total cost of revenues	7,276,240	6,707,480
Senior care services
Revenues
Total revenues	354,688	2,811,223
Cost of revenues
Total cost of revenues	143,370	1,719,011
Educational consulting services
Revenues
Total revenues	502,957	957,574
Cost of revenues
Total cost of revenues	572,014	700,536
Sales of pharmaceutical products
Revenues
Total revenues	8,407	190,297
Cost of revenues
Total cost of revenues	$ 9,896	$ 43,241

[1]	Retrospectively restated for effect of reverse stock split on February 14, 2024 and September 24, 2024.